Income Taxes (Narrative) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	23.00%	23.00%	23.00%
Income tax loss carryforwards					$ 525
Federal corporate tax rate	21.00%
Withholding tax applicable on interest payments	17.50%
Withholding tax applicable on dividend payments	12.50%
Net operating losses for tax purposes	$ 89
Minimum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State tax rate	2.50%
Maximum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State tax rate	11.50%
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax loss carryforwards				₪ 775	213
Withholding Applicable Tax Rate	5.00%
Singapore [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate	17.00%
Tax laws	Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and December 31, 2027 are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months.
Singapore [Member] | Opc Member
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset in respect of tax losses				₪ 150	$ 41